Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

8. Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Facilities	$12,762	$12,762
Furniture and fixtures	4,302	2,165
Lab equipment	106,213	51,072
Computer equipment and software	9,822	6,204
Leasehold improvements	52,941	40,435
Construction in progress	10,459	42,575
Vehicles	41	—

Total property and equipment	196,540	155,213
Less: Accumulated depreciation	(53,836)	(33,778)

Property and equipment, net	$142,704	$121,435

7. Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2020	2019
Facilities	$12,762	$12,762
Furniture and fixtures	2,165	1,031
Lab equipment	51,072	38,093
Computer equipment and software	6,204	2,442
Leasehold improvements	40,435	29,369
Construction in progress	42,575	894

Total property and equipment	155,213	84,591
Less: Accumulated depreciation	(33,778)	(21,459)

Property and equipment, net	$121,435	$63,132

As of December 31, 2020 and 2019, capital leases totaling $3.3 million were included in lab equipment, with related accumulated depreciation of $2.4 million and $1.7 million, respectively. The increase in construction in progress during the year ended December 31, 2020 was primarily due to the build-out
of a new high-throughput testing facility.
Depreciation expense related to property and equipment for the years ended December 31, 2020 and 2019 totaled $12.6 million and $9.6 million, respectively, inclusive of $0.7 million and $0.6 million, respectively, related to capital leases.